Variable Interest Entities (Details) $ in Millions	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Assets in partnership	$ 199.6
Weisel Capital Management LLC [Member]
Variable Interest Entity [Line Items]
Assets in partnership	$ 286.0